Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000250884 | 440452100 | Hormel Foods Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000250884 | 832696405 | J M Smucker Company (The)
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250884 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250884 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250884 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250884 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250884 | 670346105 | Nucor Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250884 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250884 | 83088M102 | Skyworks Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250884 | 20030N101 | Comcast Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250884 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000250884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000250884 | Equity
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000250884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000250884 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000250884 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000250884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000250884 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	90.40%
C000250884 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	8.00%
C000250884 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000250886 | 440452100 | Hormel Foods Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000250886 | 832696405 | J M Smucker Company (The)
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250886 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250886 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250886 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250886 | 46654Q203 | JPMorgan Nasdaq Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250886 | 670346105 | Nucor Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250886 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250886 | 83088M102 | Skyworks Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250886 | 20030N101 | Comcast Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250886 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250886 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250886 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250886 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250886 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250886 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000250886 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000250886 | Equity
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250886 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000250886 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000250886 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000250886 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000250886 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000250886 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	90.40%
C000250886 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	8.00%
C000250886 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000199071 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000199071 | 46429B655 | iShares Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000199071 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199071 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199071 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199071 | 46434V860 | iShares Treasury Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199071 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199071 | 78464A151 | SPDR Bloomberg International Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199071 | 46138E404 | Invesco CEF Income Composite ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199071 | 47103U753 | Janus Henderson B-BBB CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199071 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199071 | Equity
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000199071 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199071 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000199071 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.50%
C000199071 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000199072 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000199072 | 46429B655 | iShares Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000199072 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199072 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199072 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199072 | 46434V860 | iShares Treasury Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199072 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199072 | 78464A151 | SPDR Bloomberg International Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199072 | 46138E404 | Invesco CEF Income Composite ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199072 | 47103U753 | Janus Henderson B-BBB CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199072 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199072 | Equity
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000199072 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199072 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000199072 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.50%
C000199072 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000199073 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000199073 | 46429B655 | iShares Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000199073 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199073 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199073 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199073 | 46434V860 | iShares Treasury Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199073 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199073 | 78464A151 | SPDR Bloomberg International Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199073 | 46138E404 | Invesco CEF Income Composite ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199073 | 47103U753 | Janus Henderson B-BBB CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199073 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199073 | Equity
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000199073 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199073 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000199073 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.50%
C000199073 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000199074 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000199074 | 46429B655 | iShares Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000199074 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199074 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199074 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199074 | 46434V860 | iShares Treasury Floating Rate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199074 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000199074 | 78464A151 | SPDR Bloomberg International Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199074 | 46138E404 | Invesco CEF Income Composite ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199074 | 47103U753 | Janus Henderson B-BBB CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199074 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199074 | Equity
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000199074 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199074 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	73.50%
C000199074 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.50%
C000199074 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000126293 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000126293 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000126293 | 857492706 | State Street Institutional U.S. Government Money Market Fund, Premier Class
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000126293 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000126293 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000126293 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000126293 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000126293 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000126293 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	83.00%
C000126293 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	17.00%
C000126294 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000126294 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000126294 | 857492706 | State Street Institutional U.S. Government Money Market Fund, Premier Class
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000126294 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000126294 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000126294 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000126294 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000126294 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000126294 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	83.00%
C000126294 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	17.00%
C000126295 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000126295 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000126295 | 857492706 | State Street Institutional U.S. Government Money Market Fund, Premier Class
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000126295 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000126295 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000126295 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000126295 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000126295 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000126295 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	83.00%
C000126295 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	17.00%
C000150698 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000150698 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000150698 | 857492706 | State Street Institutional U.S. Government Money Market Fund, Premier Class
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000150698 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000150698 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000150698 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000150698 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000150698 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000150698 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	83.00%
C000150698 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	17.00%